SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 8,283,126	$ 8,059,200
Less: accumulated amortization	(3,474,679)	(2,766,074)
Intangible assets, net	4,808,447	5,293,126
Royalty [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,069,636	4,850,373
Developed Games [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,075,690	3,071,227
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 137,800	$ 137,600